Business Combinations	12 Months Ended
Oct. 31, 2021
Business Combinations

8.	Business Combinations

8.1	Golden Harvests, LLC (“Golden Harvests”)

In February 2020, the Company, through its subsidiary GR Michigan, LLC, signed an Option to Purchase Agreement (the “Option Agreement”) to acquire a 60% controlling interest in Golden Harvests, LLC (“Golden Harvests”). Golden Harvests is a Michigan-based, fully licensed, and operating cultivation company located in Bay City, Michigan. During the year ended October 31, 2021, the Company’s majority controlled subsidiary GR Michigan, LLC, terminated the Option Agreement. Simultaneously with the termination of the Option Agreement, a new entity, Canopy Management, LLC (“Canopy”), majority-owned by the CEO, signed an option agreement to purchase Golden Harvests under similar terms (the “New Option”). Canopy has already been approved by the State of Michigan for licensing and this facilitated the Company’s ability to accelerate its option exercise to obtain a 60% interest in Golden Harvests. The Company has an option to acquire 87% of the CEO’s membership interest in Canopy, which, when exercised, pending approval by the State of Michigan of the Company’s application, will provide identical economic rights as the Company originally had in the Option Agreement. Canopy is majority owned by GRIN’s CEO, who has a fiduciary responsibility to the Company and is prohibited from omitting or taking certain actions relating to Canopy where to do so would be contrary to the economic benefits which the Company expects to derive from the acquisition of Golden Harvests. Canopy acquired a 60% controlling interest in Golden Harvests in May 2021, and we expect to exercise our option to acquire 87% of Canopy around near the end of calendar year 2021 or early 2022, and until we exercise the option to acquire 87% of Canopy, it will be consolidated with a 100% non-controlling interest.

On May 1, 2021, the Company acquired Golden Harvests, a United States company based in Michigan specialize in the cultivation and wholesale of adult use and recreational flower. The Company acquired Golden Harvests by exercising an option to acquire a controlling 60% interest in Golden Harvests.

The Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these Financial Statements included cash payments of $358,537 and 200,000 common shares with an aggregate fair value of $35,806.

Total consideration	Common shares	$
Cash paid	--	479,000
Cash payable	--	370,537
Common shares issued	825,000	122,376
Common shares issuable	200,000	35,806
Total	1,025,000	1,007,719

Net identifiable assets acquired (liabilities assumed)	$
Cash	386,128
Accounts receivable	155,067
Prepaids and other current assets	91,464
Intangible asset: grow licenses	154,000
Biological assets	477,672
Inventory	309,439
Property, plant, and equipment	1,311,917
Net identifiable assets	2,885,687
Accounts payable and accrued liabilities	(542,630)
Notes payable	(227,056)
Lease liabilities	(564,309)
Income taxes	(117,500)
Net identifiable assets acquired	1,434,192

Net cash acquired for the year ended October 31, 2021, was $76,128, which is acquired cash of $386,128 net of payments of $310,000.

Purchase price allocation	$
Net identifiable assets acquired	1,434,192
Goodwill	245,339
Gross purchase price allocation	1,679,531
Purchase consideration (60% controlling interest)	1,007,719

Net cash flows	Prior to November 1, 2020	Year ended October 31, 2021	Future payments	Total
	$	$	$	$
Cash consideration paid prior to October 31, 2020	(175,000)	-	-	(175,000)
Cash consideration paid after November 1, 2020	-	(310,000)	-	(310,000)
Cash acquired	-	386,128	-	386,128
	(175,000)	76,128	-	(98,872)
Future cash payments	-	-	(358,537)	(358,537)
Payments against acquisition consideration payable	-	(6,000)	-	(6,000)
Net cash flows upon completion of all payments	(175,000)	70,128	(358,537)	(463,409)

Goodwill arising from the acquisition represents expected synergies, future income growth, and other intangibles that do not qualify for separate recognition. The goodwill arising on this acquisition is expected to be fully deductible for tax purposes.

Management continues to gather relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired and liabilities assumed. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired and the liabilities assumed on the acquisition date. The values assigned are, therefore, preliminary and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets and the allocation of goodwill.

For the year ended October 31, 2021, Golden Harvests accounted for $3.9 million in revenue and $1.4 million in reduction to net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $6.4 million in revenues and reduction to net loss of $1.6 million.